GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired at the acquisition date:

	Fair value	Expected useful life (years)

Current assets	$22,452
Deferred taxes	2,604
Property and equipment	1,794
Long-term liabilities	185
Intangible assets:
Distribution relationships(1)	739	7.6
Customer relationships(2)	2,352	7.6
Distribution agreement(3)	14,376	7.6
Backlog-customer relationships(4)	146	0.08
Backlog-distribution relationships(5)	84	0.08
Goodwill(6)	18,460	indefinite

Total assets acquired	63,192

Current liabilities	18,510
Long-term liabilities	6,291
Deferred taxes	5,374

Total liabilities assumed	30,175

Net assets acquired	33,017

Total purchase price	$33,017

(1)
Distribution relationships-the fair value of the distribution relationships was measured using the Multi Period Excess Earnings Method approach (the "MPEEM approach"), which is a form of discounted cash flow analysis. The fair value of the distribution relationships is being amortized according to the revenue projections.

(2)
Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(3)
Distribution agreement-the fair value of the Distribution Agreement (the reacquired right under ASC 805) was measured using the MPEEM approach. The fair value of the distribution relationships is being amortized over 7.6 years.

(4)
Backlog-customer relationships-the fair value of the backlog attributed to end-customers was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(5)
Backlog-distribution relationships-the fair value of the backlog attributed to distributor relationships was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(6)
Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. The goodwill is related to the strength of the businesses acquired in the quartz surfaces market within the United States. Goodwill is not amortized and is tested for impairment at least annually.

Schedule of Revenues and Earnings
The amounts of revenues and earnings of U.S. Quartz in the Company's consolidated income statement from the acquisition date to the period ended December 31, 2011 are as follows:

Period ended December 31,
2011

Revenues	$46,843

Net income	$(511)

Schedule of Unaudited Pro Forma Condensed Results of Operations
The following table sets forth the unaudited consolidated pro forma revenues and earnings for the period ended December 31, 2011, assuming that the acquisition of the remaining 75% equity interest in U.S. Quartz occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations that actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods.

December 31,
2011
Unaudited

Revenues	$271,874

Net income	$25,222

Basic and diluted net earnings per share	$0.91

Caesarstone Southeast Asia Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the assets acquired on October 1, 2011 (the acquisition date):
	Fair value	Expected useful life (years)

Inventory	$50
Fixed assets	26
Customer relationships (1)	133	5.0
Distribution agreement (2)	254	2.0
Non-competition agreement (3)	62	3.0
Goodwill	303	indefinite

Total assets acquired	828

Total liabilities assumed	-

Net assets acquired	828

Total purchase price	$828

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)
The fair value of the distribution agreement was measured using the MPEEM approach. The fair value of the distribution agreement is being amortized according to the remaining contractual term of the original distribution agreement.

(3)	The fair value of the non-competition agreement was measured using the incremental cash flow approach.

White-Wood Distributors Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the assets acquired on May 1, 2011 (the acquisition date):

	Fair value	Expected useful life (years)

Inventory	$544
Customer relationships(1)	807	4.7
Goodwill(2)	754	indefinite

Total assets acquired	2,105

Total liabilities assumed	-

Net assets acquired	2,105

Total purchase price	2,105

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and will be tested for impairment at least annually.